S000044145 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	125 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	(0.42%)	2.01%
BlackRock Interest Rate Hedged Long-Term Corporate Bond Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.92%	5.36%	4.97%
iShares Interest Rate Hedged Long-Term Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.09%	5.39%	4.96%
Performance Inception Date					Jul. 22, 2015
iShares Interest Rate Hedged Long-Term Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.34%	3.09%	3.09%
iShares Interest Rate Hedged Long-Term Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.72%	3.11%	3.01%

[1]	The BlackRock Interest Rate Hedged Long-Term Corporate Bond Index (Spliced) reflects the performance of the Bloomberg Barclays U.S. Long Credit Interest Rate Swaps Hedged Index through July 31, 2018 (when the Fund was actively managed), the ICE Q70A Custom Index from August 1, 2018 through February 28, 2021 (when the Fund was actively managed), the 4 PM pricing variant of the ICE Q70A Custom Index from March 1, 2021 through November 30, 2021, and the BlackRock Interest Rate Hedged Long-Term Corporate Bond Index thereafter (when it became the Fund's Underlying Index). Prior to December 1, 2021, the Fund did not seek to track the investment results of an index but was managed by BFA during the applicable periods using an investment strategy substantially similar to the methodology of the Bloomberg Barclays U.S. Long Credit Interest Rate Swaps Hedged Index and the ICE Q70A Custom Index.